UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414 Chicago, IL 60606

(Address of principal executive offices)          (Zip code)

R. Jeffrey Bruce

Bruce & Co.

20 North Wacker Drive, Suite 2414

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-9160

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2025

Item 1. Reports to Stockholders.

(a)

Bruce Fund

(BRUFX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Bruce Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.thebrucefund.com/document-library. You can also request this information by contacting us at (800) 872-7823.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bruce Fund	$63	0.61%

How did the Fund perform during the reporting period?

The Bruce Fund (the “Fund”) shares produced a gain of 7.79% for the year ended June 30, 2025, compared to a gain of 15.16% for the S&P 500 Index for the same period. Stock markets continued their rebound during the fiscal year and the Fund’s more cautious positioning lagged.

The Fund’s large pharma stocks were overall little changed for the period, with a big loss neutralizing some decent gains. Electric utilities were up along with the overall market. The smaller and specialty pharma stocks were poor performers, yet a few produced gains. Cash in the Fund remains at an elevated level, with overall valuation levels at historical extremes. Overall, some dramatic gains were neutralized by the losses.

Policy proclamations have spurred activity but have not dealt with the excessive debt levels. We are in the aftermath of a “zero-interest” rate experiment, where speculation has persisted. We reside at some of the most extreme valuations, spanning a century of market cycles.

We continue to believe the markets are too complacent with the total debt worldwide at extreme levels. We feel growth will slow, corporate profit margins will contract and earnings forecasts will disappoint, with higher input costs.

While we believe the world is overly leveraged and financially vulnerable, U.S. growth has been more durable than expected, and we will attempt to take advantage with our cash position.

Management continues to screen investment opportunities for their long-term capital appreciation potential versus the risks that investment might present. The bonds as well as the stocks in the portfolio encompass significant investment risks, which are again outlined in the prospectus.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Bruce Fund	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,873	$10,399
Jun-2017	$11,280	$12,260
Jun-2018	$11,732	$14,023
Jun-2019	$12,766	$15,483
Jun-2020	$13,144	$16,645
Jun-2021	$17,011	$23,436
Jun-2022	$16,201	$20,948
Jun-2023	$16,063	$25,053
Jun-2024	$16,596	$31,204
Jun-2025	$17,890	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Bruce Fund	7.79%	6.36%	5.99%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$341,657,087
Number of Portfolio Holdings	43
Advisory Fee	$1,695,617
Portfolio Turnover	11%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	82.0%
Convertible Bonds	0.2%
Money Market Funds	13.7%
U.S. Government & Agencies	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Utilities
21.2%
Health Care
20.1%
Money Market Funds
13.7%
Financials
12.6%
Industrials
11.1%
Communications
5.5%
Consumer Staples
4.8%
U.S. Treasury Obligations
4.1%
Materials
3.4%
Technology
3.0%
Energy
0.5%

Value	Value
Energy	0.5%
Technology	3.0%
Materials	3.4%
U.S. Treasury Obligations	4.1%
Consumer Staples	4.8%
Communications	5.5%
Industrials	11.1%
Financials	12.6%
Money Market Funds	13.7%
Health Care	20.1%
Utilities	21.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class	13.7%
Allstate Corp. (The)	6.5%
AerCap Holdings N.V.	6.1%
U-Haul Holding Co., Class B	6.1%
Duke Energy Corp.	5.9%
NextEra Energy, Inc.	5.5%
AbbVie, Inc.	5.4%
Abbott Laboratories	5.2%
AT&T, Inc.	5.1%
Merck & Co., Inc.	4.2%

Material Fund Changes

Change In Or Disagreements With Accountants

On December 2, 2024, Grant Thornton LLP resigned as the independent registered public accounting firm of the Fund, and the Audit Committee of the Board of Directors recommended and approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm for the Fund. There were no disagreements with Grant Thornton LLP during the Fund’s two most recent fiscal years or any subsequent interim period. The reports of Grant Thornton LLP for the past two years did not contain an adverse opinion, a disclaimer of opinion, nor qualified or modified as to uncertainty, audit scope, or accounting principles.

Bruce Fund -  (BRUFX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.thebrucefund.com/document-library), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-BRUFX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)	Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll-free number (800) 872-7823.

Item 3. Audit Committee Financial Expert.

(a)	The registrant’s board of directors has determined that the registrant does not have an audit financial expert. The directors determined that, although none of its members meet the technical definition of an audit expert, the group has sufficient financial expertise to adequately perform its duties.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Bruce Fund
FY 2025	$40,000
FY 2024	$53,550

(b)	Audit-Related Fees

Bruce Fund	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(c)	Tax Fees

Bruce Fund
FY 2025	$6,000
FY 2024	$9,700

Nature of the fees:               preparation of the 1120 RIC

(d)	All Other Fees

Bruce Fund	Registrant	Adviser
FY 2025	$0	$0
FY 2024	$0	$0

(e)(1)	Board Audit Policies

The Board of Directors are responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Billed Pursuant to Waiver of Pre-Approved Requirement

Registrant
Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)	During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2025	$6,000	$0
FY 2024	$9,700	$0

(h)	Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Bruce Fund, Inc.

Annual Financial Statements and
Additional Information
June 30, 2025

20 North Wacker Drive, Suite 2414
Chicago, Illinois 60606
Telephone: (312) 236-9160

Bruce Fund

Schedule of Investments

June 30, 2025

	Shares	Fair Value
COMMON STOCKS — 82.0%
Communications — 5.5%
AT&T, Inc.	600,000	$17,364,000
Sirius XM Holdings, Inc.	55,784	1,281,358
		18,645,358
Consumer Staples — 4.8%
Archer-Daniels-Midland Co.	100,000	5,278,000
Bunge Global SA	80,000	6,422,400
Darling Ingredients, Inc.(a)	120,000	4,552,800
		16,253,200
Energy — 0.5%
Venture Global, Inc.(a)	100,000	1,558,000

Financials — 12.6%
AerCap Holdings N.V. (Ireland)	180,000	21,060,000
Allstate Corp. (The)	110,000	22,144,100
		43,204,100
Health Care — 19.9%
908 Devices, Inc.(a)	68,286	486,879
Abbott Laboratories	130,000	17,681,300
AbbVie, Inc.	100,000	18,561,999
Bausch Health Cos., Inc. (Canada)(a)	70,000	466,200
Caribou Biosciences, Inc.(a)	250,000	315,000
EDAP TMS SA - ADR (France)(a)	529,794	868,862
Eli Lilly & Co.	2,000	1,559,060
Fate Therapeutics, Inc.(a)	429,188	480,691
Kodiak Sciences, Inc.(a)	323,000	1,204,790
LAVA Therapeutics N.V. (Netherlands)(a)	521,874	688,874
MannKind Corp.(a)	195,073	729,573
Merck & Co., Inc.	180,000	14,248,800
Personalis, Inc.(a)	253,000	1,659,680
Pfizer, Inc.	250,000	6,060,000
Supernus Pharmaceuticals, Inc.(a)	82,105	2,587,950
Viatris, Inc.	55,835	498,607
		68,098,265
Industrials — 11.1%
Insteel Industries, Inc.	343,423	12,778,770
U-Haul Holding Co.(a)	68,000	4,118,080
U-Haul Holding Co., Class B	385,000	20,932,450
		37,829,300
Materials — 3.4%
Ashland, Inc.	15,000	754,200
Chemours Co. (The)(a)	250,000	2,862,500
LyondellBasell Industries N.V., Class A	40,000	2,314,400
Newmont Corp.	100,000	5,826,000
		11,757,100
Technology — 3.0%
Apple, Inc.	30,000	6,155,100

See accompanying notes which are an integral part of these financial statements.

Bruce Fund

Schedule of Investments (continued)

June 30, 2025

	Shares	Fair Value
COMMON STOCKS — 82.0% - continued
Technology — 3.0% - continued
Vicor Corp.(a)	90,000	$4,082,400
		10,237,500
Utilities — 21.2%
Avista Corp.	200,000	7,590,000
CMS Energy Corp.	190,000	13,163,200
Duke Energy Corp.	170,000	20,060,000
NextEra Energy, Inc.	270,000	18,743,400
Xcel Energy, Inc.	190,000	12,939,000
		72,495,600
Total Common Stocks (Cost $155,949,568)		280,078,423

	Principal Amount
U.S. GOVERNMENT BONDS — 4.1%
U.S. Treasury “Strips”, 0.00%, 2/15/2036	$20,000,000	12,872,258
U.S. Treasury “Strips”, 0.00%, 5/15/2053	5,000,000	1,302,132
Total U.S. Government Bonds (Cost $13,634,733)		14,174,390

CONVERTIBLE CORPORATE BONDS — 0.2%

Health Care — 0.2%
Accelerate Diagnostics, Inc., 5.00%, 12/15/2026(b) (c) (d)	3,292,574	658,515
Acorda Therapeutics, Inc., 6.00%, 12/1/2024(b) (c) (d)	5,000,000	100,000
Total Convertible Corporate Bonds (Cost $4,898,608)		758,515

	Shares
MONEY MARKET FUNDS — 13.7%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 4.23%(e)	46,744,423	46,744,423
Total Money Market Funds (Cost $46,744,423)		46,744,423

Total Investments — 100.0% (Cost $221,227,332)		341,755,751
Liabilities in Excess of Other Assets — 0.0%(f)		(98,664)
NET ASSETS — 100.0%		$341,657,087

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $758,515, representing 0.2% of net assets.
(c)	In default.
(d)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(f)	Less than (0.05%)

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Bruce Fund

Statement of Assets and Liabilities

June 30, 2025

Assets
Investments in securities, at market value (cost $221,227,332)	$341,755,751
Dividends and interest receivable	531,405
Receivable for fund shares sold	2,815
Prepaid expenses	22,302
Total Assets	342,312,273
Liabilities
Payable for fund shares redeemed	435,133
Accrued investment advisory fees	115,334
Payable to Administrator	34,016
Other accrued expenses	70,703
Total Liabilities	655,186
Net Assets	$341,657,087
Net Assets consist of
Capital stock (659,801 shares of $1 par value capital stock issued and outstanding)	$659,801
Paid-in capital	204,697,589
Accumulated earnings	136,299,697
Net Assets	$341,657,087
Shares outstanding: 2,000,000 shares authorized	659,801
Net asset value, offering and redemption price per share	$517.82

See accompanying notes which are an integral part of these financial statements.

Bruce Fund

Statement of Operations

For the year ended June 30, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $60,680)	$10,847,020
Interest income	739,434
Total investment income	11,586,454
Expenses
Investment advisory	1,695,617
Administration	216,712
Transfer agent	104,246
Fund accounting	82,222
Audit and tax preparation	58,517
Registration	37,689
Custodian	33,202
Printing	26,946
Director	15,999
Postage	12,875
Insurance	1,489
Other	3,450
Net operating expenses	2,288,964
Net investment income	9,297,490
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	12,714,894
Change in unrealized appreciation (depreciation) on investment securities	6,955,884
Net realized and change in unrealized gain on investments	19,670,778
Net increase in net assets resulting from operations	$28,968,268

See accompanying notes which are an integral part of these financial statements.

Bruce Fund

Statements of Changes in Net Assets

	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$9,297,490	$13,269,730
Net realized gain on investment securities	12,714,894	6,476,872
Change in unrealized appreciation (depreciation) on investment securities	6,955,884	(5,761,775)
Net increase in net assets resulting from operations	28,968,268	13,984,827
Distributions to Shareholders from
Earnings	(17,721,482)	(28,019,720)
Total distributions	(17,721,482)	(28,019,720)
Capital Transactions
Proceeds from shares sold	3,462,776	1,991,540
Reinvestment of distributions	16,195,759	24,771,433
Amount paid for shares redeemed	(88,675,791)	(106,618,920)
Net decrease in net assets resulting from capital transactions	(69,017,256)	(79,855,947)
Total Decrease in Net Assets	(57,770,470)	(93,013,840)
Net Assets
Beginning of year	399,427,557	493,318,397
End of year	$341,657,087	$399,427,557
Share Transactions
Shares sold	6,718	3,910
Shares issued in reinvestment of distributions	32,832	50,183
Shares redeemed	(171,076)	(210,271)
Net decrease in shares outstanding	(131,526)	(156,178)

See accompanying notes which are an integral part of these financial statements.

Bruce Fund

Financial Highlights

Selected data for each share of capital stock oustanding through each year is presented below

	For the Year Ended June 30,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$504.76	$520.65	$595.73	$684.45	$559.92

Investment operations:
Net investment income	14.42	16.57	14.01	10.16	12.24
Net realized and unrealized gain (loss)	23.68	(0.01)	(17.34)	(36.91)	148.70
Total from investment operations	38.10	16.56	(3.33)	(26.75)	160.94

Less distributions to shareholders from:
Net investment income	(14.82)	(15.79)	(13.09)	(9.75)	(13.58)
Net realized gains	(10.22)	(16.66)	(58.66)	(52.22)	(22.83)
Total distributions	(25.04)	(32.45)	(71.75)	(61.97)	(36.41)

Net asset value, end of year	$517.82	$504.76	$520.65	$595.73	$684.45

Total Return(a)	7.79%	3.32%	(0.86)%	(4.76)%	29.42%

Ratios and Supplemental Data:
Net assets, end of year ($ millions)	$341.66	$399.43	$493.32	$527.84	$590.14
Ratio of expenses to average net assets	0.61%	0.69%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	2.49%	2.99%	2.43%	1.49%	1.84%
Portfolio turnover rate	11%	8%	6%	6%	4%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

Bruce Fund

Notes to the Financial Statements

June 30, 2025

NOTE A – ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open end diversified management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce & Co., Inc. (the “Adviser”).

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation – The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their fair value as described in Note C.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended June 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. Management has reviewed the Fund tax positions for all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period.

The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in the relevant specific country or region.

Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income as dividends and distributions to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

For the fiscal year ended June 30, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid - Capital	Accumulated Earnings
$525,630	$(525,630)

The permanent differences primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid reduction.

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

NOTE C – SUMMARY OF SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, convertible preferred stocks, and American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

When market quotations are not readily available or when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are generally categorized as Level 2 securities and valued on the basis of prices furnished by a pricing service. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025, based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$18,645,358	$—	$—	$18,645,358
Consumer Staples	16,253,200	—	—	16,253,200
Energy	1,558,000	—	—	1,558,000
Financials	43,204,100	—	—	43,204,100
Health Care	68,098,265	—	—	68,098,265
Industrials	37,829,300	—	—	37,829,300
Materials	11,757,100	—	—	11,757,100
Technology	10,237,500	—	—	10,237,500
Utilities	72,495,600	—	—	72,495,600
U.S. Government Bonds
U.S. Treasury Strips	—	14,174,390	—	14,174,390
Convertible Corporate Bonds
Health Care	—	—	758,515	758,515
Money Market Funds	46,744,423	—	—	46,744,423
Total	$326,822,846	$14,174,390	$758,515	$341,755,751

In the absence of a listed price quote, or in the case of a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price

●	Price given by pricing service

●	Last quoted bid & asked price

●	Third party bid & asked price

●	Indicated opening range

●	Estimated remaining distributions

●	Estimated possible recoveries

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of June 30, 2025:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value at June 30, 2025	Valuation Techniques	Unobservable Input(s)	Range
Convertible Corporate Bonds	$658,515	Market Approach	Third Party Bid & Asked Price	15%-25%
		Asset Liquidation Analysis	Liquidation Proceeds	10%-30%
	100,000	Asset Liquidation Analysis	Liquidation Proceeds	1%-3%
Total	$758,515

The significant unobservable inputs used in the fair value measurement of the convertible corporate bonds are third party bid & asked price and liquidation proceeds. Significant increases (decreases) in those inputs in isolation would have resulted in a significantly higher (lower) fair value measurement. Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2024	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfer in Level 3*(a)	Transfer out Level 3*(b)	Balance as of June 30, 2025
Convertible Corporate Bonds	$4,785,057	$(771,667)	$78,816	$(103,370)	$80,306	$(3,310,627)	$—	$—	$758,515
Total	$4,785,057	$(771,667)	$78,816	$(103,370)	$80,306	$(3,310,627)	$—	$—	$758,515

*	The amount of transfers in and/or out are reflected at the reporting period end.
(a)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board and are categorized as Level 3 inputs as of June 30, 2025.
(b)	Transfers out relate primarily to securities for which observable inputs became available during the period, and as of June 30, 2025, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of June 30, 2025.

The total change in unrealized appreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2025 was as follows:

Total Change in Unrealized Appreciation (Depreciation)
Convertible Corporate Bonds	$(805,510)
Total	$(805,510)

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

NOTE D – PURCHASES AND SALES OF SECURITIES

For the Fiscal year ended June 30, 2025, cost of purchases and proceeds from maturities and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

		U.S. Government
	Other	Obligations
Purchases	$34,749,927	$—
Sales	$44,481,018	$—

NOTE E – RELATED PARTIES

Bruce & Co., Inc., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Effective October 28, 2024, as approved by the Board, the Adviser changed the annual percentage fee by decreasing the breakpoint for assets over $100,000,000 from 0.50% to 0.30%. Expenses incurred are reflected on the Statement of Operations as “Investment Advisory” fees. Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.30%	over $100,000,000

At June 30, 2025, R. Jeffrey Bruce was the beneficial owner of 40,249 Fund shares. R. Jeffrey Bruce is an officer of the Fund and the Adviser. The Fund pays two Independent Directors $8,000 per year.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. Expenses incurred are reflected on the Statement of Operations.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

NOTE F – FEDERAL INCOME TAXES

At June 30, 2025, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross unrealized appreciation	$129,000,581
Gross unrealized depreciation	(9,082,007)
Net unrealized appreciation on investments	$119,918,574
Tax cost of investments	$221,837,177

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to differences due to wash sales and investment in passive foreign investment companies.

At June 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$4,583,883
Undistributed long-term capital gains	11,797,240
Unrealized appreciation on investments	119,918,574
Total accumulated earnings	$136,299,697

The tax character of distributions paid during the fiscal year ended June 30, 2025 and 2024 was as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$10,491,449	$13,632,410
Long-term capital gains	$7,230,033	$14,387,310
Total distributions paid	$17,721,482	$28,019,720

NOTE G – RESTRICTED SECURITIES

The Fund has acquired securities, the sale of which is restricted, through private placement. 100% of the restricted securities are valued according to fair value procedures approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. At June 30, 2025, the Fund held no restricted securities.

Bruce Fund

Notes to the Financial Statements (continued)

June 30, 2025

NOTE H – INDEMNIFICATIONS

The Fund indemnifies its officers and Board for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE I – SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Bruce Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Bruce Fund, Inc. comprising Bruce Fund (the “Fund”) as of June 30, 2025, the related statements of operations and changes in net assets and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended June 30, 2024, and prior, were audited by other auditors whose report dated August 29, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

August 27, 2025

Other Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 69% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Funds’ calendar year 2025 ordinary income dividends, 67% qualifies for the corporate dividends received deduction.

For the year ended June 30, 2025, the Fund designated $7,230,033 as long-term capital gain distributions.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

On December 2, 2024, the Audit Committee of the Board of Directors approved the engagement of Cohen & Company, Ltd. (“Cohen & Co”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending June 30, 2025, in replacement of Grant Thornton LLP which served previously as the independent registered public accounting firm for the Fund. Having been notified of the Audit Committee’s intention to make this change, Grand Thornton LLP resigned as the independent registered public accounting firm of the Fund.

The reports on the financial statements of the Fund as of and for the fiscal years ended June 30, 2023 and June 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During such fiscal years, and during the subsequent interim period ended December 2, 2024: (i) there were no disagreements between the Fund and Grant Thornton LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Grant Thornton LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended June 30, 2023 and June 30, 2024, and during the subsequent interim period ended December 2, 2024, neither the Fund, nor anyone acting on its behalf, consulted with Cohen & Co on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 872-7823 or through the Fund’s website and (2) in Fund documents filed with the SEC on the SEC’s website at www. sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On December 2, 2024, the Audit Committee of the Board of Trustees approved the engagement of Cohen & Company, Ltd. (“Cohen & Co”) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending June 30, 2025, in replacement of Grant Thornton LLP which served previously as the independent registered public accounting firm for the Fund. Having been notified of the Audit Committee’s intention to make this change, Grand Thornton LLP resigned as the independent registered public accounting firm of the Fund.

The reports on the financial statements of the Fund as of and for the fiscal years ended June 30, 2023 and June 30, 2024 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During such fiscal years, and during the subsequent interim period ended December 2, 2024: (i) there were no disagreements between the Trust and Grant Thornton LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Grant Thornton LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal years ended June 30, 2023 and June 30, 2024, and during the subsequent interim period ended December 2, 2024, neither the Trust, nor anyone acting on its behalf, consulted with Cohen & Co on behalf of the Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrants independent public accountant. Attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund

By	/s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	9/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	9/3/2025

By	/s/ R. Jeffrey Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	9/3/2025